Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2020	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Office electronic equipment	1,758,527	1,837,108	273,729
Office fixtures and furniture	41,392	50,497	7,524
Vehicles	—	1,201,452	179,017
Building	24,825,710	24,825,710	3,699,036
Leasehold improvements	1,363,989	1,363,989	203,235
Subtotal	27,989,618	29,278,755	4,390,046
Less: accumulated depreciation	(3,150,073)	(3,978,388)	(592,781)
Total	24,839,545	25,300,367	3,769,760